INVESTMENTS IN JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS
Summaries of Consolidated Financial Information of JCU
	At December 31	At
(in thousands)	2021	Acquisition (1)

Total current assets(2)	$4,851	$5,825
Total non-current assets	38,067	38,067
Total current liabilities	(134)	(181)
Total non-current liabilities	-	-
Total net assets	$42,784	$43,711

4 Month Ended
November 30,2021

Revenue	$-
Net loss	(927)
Other comprehensive income (loss)	$-

Reconciliation of JCU net assets to Denison investment carrying value:
Net assets of JCU-at acquisition	$43,711
Net loss	(927)
Net assets of JCU-at December 31, 2021	$42,784
Denison ownership interest	50.00%
Denison Investment in JCU	21,392
Investment in JCU	$21,392

Investment in joint venture
	At December 31	At December 31
(in thousands)	2021	2020

Investment in joint venture:
JCU	$21,392	$-
	$21,392	$-
(in thousands)

Balance-December 31, 2020	$-
Investment at cost:
Acquisition of 50% of JCU	21,856
Equity share of loss	(464)
Balance-December 31, 2021	$21,392